Capital structure and financial items - Financial risks - Foreign exchange sensitivity analysis (Details) - Foreign exchange risk - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	kr 1,900	kr 1,950
CNY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	460	450
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	200	150
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	140	130
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on operating profit	110	100
Immediate 5% increase
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	(1,893)	(1,811)
Income statement	299	199
Total	(1,594)	(1,612)
Immediate 5% increase | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Income statement	(2)	135
Immediate 5% decrease
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other comprehensive income	1,893	1,811
Income statement	(299)	(199)
Total	kr 1,594	kr 1,612